SECURITIES, Gains and Losses Realized on Sale of Securities Available for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gain and losses realized on sale of securities available for sale [Abstract]
Proceeds	$ 85,371	$ 38,095	$ 68,716
Realized gains	1,475	271	248
Realized losses	64	4	108
Trading securities, realized gains			$ 170
Pledged securities with book value	$ 10,500	$ 14,000
Shareholder equity threshold not exceeded by revenue or taxing authority amount	10.00%	10.00%